Statements of Assets and Liabilities (Parenthetical) - USD ($) $ in Thousands				7 Months Ended
		Aug. 24, 2017		Mar. 31, 2018
Statement of Financial Position [Abstract]
Cost of investment in gold bullion		$ 2,578		$ 14,401 [1]
Common stock, no par value
Common stock, shares authorized		Unlimited		Unlimited
Common stock, shares outstanding		20,000
Net asset common stock per share		$ 0.1
Net assets, value	[1],[2]	$ 2,578	[3]	$ 14,546

[1]	No comparative has been provided as operations commenced on August 24, 2017. See Note 1.
[2]	Operations commenced on August 24, 2017. See Note 1.
[3]	The amount represents the initial deposit